Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation

8. Share-based Compensation

During the three months ended March 31, 2021, the Company granted 3,174,341 restricted stock units to certain employees, some of which vested at issuance, some of which will vest over a period of three or four years, and some of which will vest based on achievement of performance criteria. The criteria for the awards is based on the achievement of key milestones based on the Company's performance.

During the three months ended March 31, 2020, the Company awarded 1,920,000 options to certain employees and non-employees, which will vest over a period that ranges from four to ten years. The estimated grant date fair value of the options granted during the three months ended March 31, 2020 totaled $0.4 million.

Share-based compensation expense for the three months ended March 31, 2021 and 2020 was $1.5 million and $0.1 million, respectively.

Note 9. Share-based Compensation

2016 Equity Incentive Plan

For periods prior to the reverse recapitalization (See Note 4), the Hyliion Inc. 2016 Equity Incentive Plan (the “2016 Plan”), as amended in August 2017 and approved by the board of directors (the “Board”), permitted the granting of various awards including stock options (including both nonqualified options and incentive options), stock appreciation rights (“SARs”), stock awards, phantom stock units, performance awards, and other share-based awards to employees, outside directors and consultants and advisors of the Company. Only stock options have been awarded to employees, consultants and advisors under the 2016 Plan.

Legacy Options converted into an option to purchase a number of shares of common stock equal to the product of the number of shares of Legacy Hyliion common stock and the Exchange Ratio at an exercise price per share equal to the exercise price of the Legacy Option divided by the Exchange Ratio. Each exchanged option is governed by the same terms and conditions applicable to the Legacy Option prior to the Business Combination. No further grants can be made under the 2016 Plan.

The option exercise price for all grantees equals the stock’s estimated fair value on the date of the grant, after giving effect to the Exchange Ratio. The Board determined the fair value of common stock at the time of grant by considering a number of objective and subjective factors, including independent third-party valuations of the Company’s common stock, operating and financial performance, the lack of liquidity of capital stock, and general and industry-specific economic outlook, amongst other factors. The Company believes the fair value of the stock options granted to nonemployees is more readily determinable than the fair value of the services received.

The fair value of each option is estimated on the date of the grant using the Black-Scholes option-pricing model in order to measure the compensation cost associated with the award. This model incorporates certain assumptions for inputs including an expected volatility in the market value of the underlying common stock, expected term, a risk-free interest rate, and the expected dividend yield of the underlying common stock.

The following assumptions were used for options issued in the following periods:

	Years Ended December 31,
	2020	2019

Expected volatility	70.0%	70.0%
Expected term (in years)	6.1	6.1 - 10
Risk-free interest rate	1.7%	1.4 - 3.0%
Expected dividend yield	0.0%	0.0%

●	Expected volatility: The expected volatility was determined by examining the historical volatilities of a group of industry peers, as the Company did not have any trading history for the Company’s common stock.

●	Expected term: For employees, the expected term is determined using the “simplified” method, as prescribed by the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, to estimate on a formula basis the expected term of the Company’s employee stock options which are considered to have “plain vanilla” characteristics. For nonemployees, the expected term represents the contractual term of the option.

●	Risk-free interest rate: The risk-free interest rate was based upon quoted market yields for the United States Treasury instruments with terms that were consistent with the expected term of the Company’s stock options.

●	Expected dividend yield: The expected dividend yield was based on the Company’s history and management’s current expectation regarding future dividends.

Employee and nonemployee stock options generally vest over four years, with a maximum term of ten years from the date of grant. These awards become available to the recipient upon the satisfaction of a vesting condition based on a period of service, which may be accelerated at the discretion of the Board. Share-based compensation expense is recognized on a straight-line basis over the applicable vesting period.

A summary of the status of the 2016 Plan at December 31, 2020 and 2019, and changes during the same periods is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

Outstanding at December 31, 2018	5,508,031	$0.11	8.7
Granted	3,213,131	0.16
Exercised	(418,033)	0.14
Cancelled or forfeited	(1,715,847)	0.13

Outstanding at December 31, 2019	6,587,282	0.13	8.2
Granted	2,797,828	0.23
Exercised	(1,112,960)	0.11
Cancelled or forfeited	(1,289,653)	0.19

Outstanding at December 31, 2020	6,982,497	$0.16	7.8

Exercisable at December 31, 2019	2,482,987	$0.10	7.2

Exercisable at December 31, 2020	3,851,486	$0.13	7.1

As of December 31, 2020, the options outstanding and exercisable have an intrinsic value of $113.8 million and $62.8 million, respectively. There were no options with an exercise price greater than the market price on December 31, 2020 to exclude from the intrinsic value computation. The intrinsic value of options exercised during the years ended December 31, 2020 and 2019 was $18.4 million and less than $0.1 million, respectively.

Share-based compensation expense for the years ended December 31, 2020 and 2019 was $0.3 million and $0.1 million, respectively. As of December 31, 2020, there was $0.4 million of unrecognized compensation cost related to share-based payments, which is expected to be recognized over the remaining vesting periods, with a weighted-average period of 2.6 years.

2020 Equity Incentive Plan

On October 1, 2020, the Company’s shareholders approved a new long-term incentive award plan (the “2020 Plan”) in connection with the Business Combination. The 2020 Plan is administered by the Board and the compensation committee. The selection of participants, allotment of shares, determination of price and other conditions are approved by the Board and the compensation committee at its sole discretion in order to attract and retain personnel instrumental to the success of the Company. Under the 2020 Plan, the Company may grant an aggregate of 12,937,713 shares of common stock in the form of nonstatutory stock options, incentive stock options, SARs, restricted stock awards, performance awards, and other awards. No grants have been authorized to date by the Company’s Board and the compensation committee under the 2020 Plan.